Acquisition Of Businesses (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule Of Non-Significant Business Acquisitions
During fiscal years 2015, 2014 and 2013, the Company acquired franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2015	2014	2013
Property and equipment	$936	$583	$2,186
Identifiable intangible assets	853	518	6,628
Goodwill	1,621	2,029	—
Assumed debt	(206)	—	(317)
Gain on bargain purchase of franchised restaurants	—	(71)	(3,827)
Purchase price	3,204	3,059	4,670
Restaurants sold in exchange	—	—	(635)
Settlement of franchise receivables	(2,113)	(1,436)	—
Seller financing	—	(798)	(3,711)
Purchase price paid at acquisition date	$1,091	$825	$324